Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (Loss) per Share
15. Earnings (Loss) per Share
The following table provides the computation of net loss per share and weighted average shares of the Company’s common stock outstanding during the periods presented (in thousands, except share and per share amount):

	Three Months Ended March 31,
	2024	2023
Net loss	$(30,965)	$(22,799)
Basic and diluted weighted average common stock outstanding	96,675,724	92,308,288

Basic and diluted net loss per share	$(0.32)	$(0.25)
Since the Company was in a loss position for the period ended March 31, 2024 and 2023, basic net loss per share was the same as diluted net loss per share for the period presented.
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

	Three Months Ended March 31,
	2024	2023
Stock options and restricted stock units outstanding (1)	101,148,169	12,957,947
Private Warrants	4,616,667	4,616,667
Public Warrants	12,175,000	5,175,000
Shares for Mudrick Convertible Notes	19,001,500	15,218,000
Mudrick Note Warrants	—	7,000,000
Shares for Mudrick PIK Notes	1,884,782	—

Total	138,826,118	44,967,614

(1)	Balances are inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.

17. Net Loss per Share
The following table sets forth the computation of the Company's basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2023 and 2022 (in thousands except per share amounts):

	Year ended December 31, 2023	Year ended December 31, 2022
Net loss	$(113,946)	$(136,065)
Basic and diluted weighted average common stock outstanding	92,685	27,222

Basic and diluted net loss per share	$(1.23)	$(5.00)
Since the Company was in a loss position for the years ended December 31, 2023 and 2022, basic net loss per share was the same as diluted net loss per share for the periods presented.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

	Year ended December 31, 2023	Year ended December 31, 2022
Stock options and restricted stock units outstanding (1)	11,241,373	8,585,124
Private Warrants	4,616,667	4,616,667
Public Warrants	12,175,000	5,175,000
Shares for Mudrick convertible notes	19,001,500	15,218,000
Shares for Mudrick PIK Notes	1,884,782	—
Mudrick note warrants	—	7,000,000

Total	48,919,322	40,594,791

(1)	Balances are inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.